Income Taxes - Components of Earnings from Continuing Operations Before Income Taxes and Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
Domestic												$ 234.7	$ 194.7	$ 169.7
Foreign, principally Australia, Bermuda, Canada and the U.K.												10.6	13.1	33.3
Earnings from continuing operations before income taxes	97.4	45.4	76.3	91.1	32.5	47.4	71.0	65.9	23.5	139.7	123.6	245.3	207.8	203.0
Federal Current												45.4	7.8	(2.9)
Federal Deferred												(14.6)	38.4	21.3
Total Provision for income taxes-continuing operations, Federal												30.8	46.2	18.4
State and local Current												17.3	7.2	10.8
State and local Deferred												(2.9)	5.9	(0.8)
Total Provision for income taxes-continuing operations, State and local												14.4	13.1	10.0
Foreign Current												8.7	7.4	9.3
Foreign Deferred												(3.6)	(3.0)	2.0
Total Provision for income taxes-continuing operations, Foreign												5.1	4.4	11.3
Total provision for income taxes - continuing operations	$ 3.9			$ 19.4						$ 5.7	$ 23.8	$ 50.3	$ 63.7	$ 39.7